UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

Weiss Alternative Balanced Risk Fund

Class I – weisx

Class K – weikx

Semi-Annual Report

April 30, 2016

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched in December 1, 2015 in response to investors search for a lower cost, more liquid, transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long only debt securities and long only equity securities.  We look forward to giving our first full year report at the end of the year.

I.	Mutual Fund Performance Review
	a.	Quarterly Performance Review, including portfolio attribution
•
The Weiss Alternative Balanced Risk Fund increased +4.29% in its fiscal second quarter, ending April 2016. The solid performance highlighted the Fund’s goal of delivering persistent returns with muted volatility in complex market environments. The Morningstar Multialternative category was up +0.84% for the same timeframe, February 1st to April 30th.

• The Fund benefitted from strong positive contributions in each of its three underlying asset components: long-only bonds, long-only equities and Weiss’ multi-strategy alpha.
•
The bond component had a particularly strong showing throughout the second quarter, finishing up a very respectable +4.23%. Significant outperformance in the credit markets more than offset choppiness in fixed income securities. Indeed, lackluster job growth and muted wage pressures continued to hamstring the Federal Reserve’s efforts to raise interest rates, allowing companies more time to refinance and strengthen their balance sheets, especially in the energy sector.

•
In a similar vein, the equity component also increased during the second quarter, turning in a stellar +9.54% return. While good returns were broadly based, performance was led by exposure to mid-cap securities and a strong showing in our size market factor.

•
Alpha maintained a stabilizing contribution to overall Fund performance, ending the quarter up a modest +2.89%. Nonetheless, its low correlation to the bond and equity components was the driving force behind the Fund’s reduced volatility.

	b.	Portfolio composition and other analysis
•
In the second fiscal year quarter of 2016, the Fund’s exposure to the bond component averaged approximately 58%, up modestly from 56% in the first quarter. The equity component averaged approximately 17% in the second quarter, unchanged. The alpha component averaged approximately 26% as a result of price appreciation, also unchanged from last quarter. The asset allocation adjustments, resulting in an increase in exposure to the bond component, were largely the result of continued higher equity market volatility, as measured by the S&P 500 Index 252-day trailing returns. Overall portfolio risk for the Fund was 4.6% through the second fiscal quarter of 2016 (Source: Bloomberg, 119-day trailing volatility, annualized). The contribution to the Fund’s overall portfolio risk for the equity, bond and alpha components was 46%, 38% and 16%, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

c.	Market and economic outlook
•
Annualized 30-day realized volatility in the markets was heightened in February in domestic and global equity indices, domestic fixed income markets and in commodities. Specifically, volatility in the S&P 500 Index (“SPX”) peaked at 24% as of February 17, 2016 while the MSCI World Index approached 20% as of February 24, 2016 after rising from levels below 10% at the beginning of December. Most notably, the 30-day volatility in the Thomson Reuters CRB Commodity Index reached 28%, rising from 13% at the beginning of December 2015 and surpassing all levels dating back to the last quarter of 2011. (Source: Bloomberg). Indeed, the recent state of volatility in the markets observed during the end of 2015 and the start of 2016 continued over the first two weeks of February. Fears over negative rates, oil, China devaluation, European banks and global deflation intensified causing short term investors to reassess risk.  This led to sharp moves lower in equities and a strong rally in bonds.  The last two weeks of February saw stabilization, bringing equities back close to unchanged on the month while bond yields remained down sharply. Commodities, as measured by the Commodity Research Bureau spot raw industrials index, were up for the third month in a row.

•
March saw an extension of February’s risk-on environment. Stocks and commodities both had strong rallies, along with credit, while US treasuries finished the month basically unchanged. The catalyst for much of the risk-on movement was the surprisingly dovish statement and forecast out of the Fed decision on March 16th, followed by Janet Yellen’s speech on March 29th. Together, this caused the trade weighted dollar to have its weakest month since October 2010, further fueling the risk-on environment. The Fund’s strategy was created for quarters like this, and for the environment we’ve been in for the last few years. This particular environment has been difficult for those who rely on: 1) the historical correlation between rates and inflation and 2) a negative correlation between rates and stocks. We expect rates and inflation to remain low for some time to come, and anticipate the phenomenon to continue as negative rates spread around the world. We have written many papers on the need for uncorrelated and forward-looking alpha, and March performance, following on success in the first quarter of the year, demonstrated its benefit.

•
After a strong risk-on market in March, correlations between asset classes began to break down in April. Within equities, MSCI World Index was up +1.38% while the SPX was up just slightly. Simultaneously, the S&P 500 Index technology sector was down -10.37%, its worst month since November 2008. The energy sector and materials sector were both up for the month. At the factor level, momentum was down and value was quiet. Large factor movers for the month included a sharp decline in quality and a sharp rise in beta. Yields were up slightly while the dollar continued its recent weakness. Commodities continued their strong counter-trend move higher. Credit markets continued to repair. The alpha portfolio component continued to provide uncorrelated returns during periods of market volatility.

Sincerely,

/s/ Weiss Portfolio Managers

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Beta measures the sensitivity of rates of return on a fund to general market movements.

WEISS ALTERNATIVE BALANCED RISK FUND

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI World Index with net dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. This index includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing.

Commodity Research Bureau spot raw industrials index is a measure of price movements of 22 sensitive basic commodities whose markets are presumed to be among the first to be influenced by changes in economic conditions. As such, it serves as one early indication of impending changes in business activity.

Thomson Reuters CRB Commodity Index comprising a basket of 19 commodities, with 39% allocated to energy contracts, 41% to agriculture, 7% to precious metals and 13% to industrial metals. The Index acts as a representative indicator of today’s global commodity markets.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
April 30, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 – April 30, 2016).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Class I	12/01/2015	04/30/2016	12/01/2015 – 04/30/2016
Actual(2)(3)	$1,000.00	$1,021.00	$14.80
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,005.98	$14.69
Class K
Actual(2)(3)	$1,000.00	$1,022.00	$14.39
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,006.39	$14.28

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 3.55% and 3.45% for Class I and Class K, respectively, multiplied by the average account value over the period, multiplied by 151/366 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through April 30, 2016 of 2.10% and 2.20% for Class I and Class K, respectively.
(3)	Excluding dividends on short positions and interest expense, your actual cost of investing in Class I and Class K would be $9.38 and $8.97, respectively.
(4)	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in Class I and Class K would be $9.34 and $8.92, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited)
April 30, 2016

	Shares	Value
LONG COMMON STOCKS – 46.26%

Aerospace & Defense – 1.17%
B/E Aerospace, Inc.	114	$5,544
Curtiss-Wright Corporation	7	536
Embraer SA – ADR	207	4,782
Esterline Technologies Corporation (a)	5	343
Leonardo – Finmeccanica SpA (a)(b)	344	4,361
General Dynamics Corporation	29	4,075
Hexcel Corporation	85	3,848
Honeywell International, Inc.	111	12,684
Huntington Ingalls Industries, Inc.	8	1,158
KLX, Inc. (a)	99	3,338
L-3 Communications Holdings, Inc.	5	658
Northrop Grumman Corporation	3	619
Orbital ATK, Inc.	58	5,046
Raytheon Company	4	505
Rockwell Collins, Inc.	6	529
Teledyne Technologies, Inc. (a)	6	558
Textron, Inc.	15	580
Triumph Group, Inc.	69	2,496
United Technologies Corporation	80	8,350
		60,010
Air Freight & Logistics – 0.13%
Echo Global Logistics, Inc. (a)	89	2,080
FedEx Corporation	3	495
United Parcel Service, Inc., Class B	5	526
XPO Logistics, Inc. (a)	109	3,285
		6,386
Airlines – 0.21%
Alaska Air Group, Inc.	40	2,817
American Airlines Group, Inc.	60	2,082
Southwest Airlines Company	102	4,550
Spirit Airlines, Inc. (a)	16	703
United Continental Holdings, Inc. (a)	9	412
		10,564
Auto Components – 0.31%
BorgWarner, Inc.	121	4,346
Dana Holding Corporation	27	349
Delphi Automotive plc (b)	7	515
The Goodyear Tire & Rubber Company	17	493

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Auto Components – 0.31% (Continued)
Johnson Controls, Inc.	14	$580
Lear Corporation	33	3,799
Nokian Renkaat OYJ (b)	93	3,435
Tenneco, Inc. (a)	44	2,345
		15,862
Automobiles – 0.01%
Thor Industries, Inc.	9	576

Banks – 3.29%
Associated Banc-Corporation	27	492
BancorpSouth, Inc.	15	352
Bank of America Corporation	40	582
Bank of Hawaii Corporation	8	547
Bank of the Ozarks, Inc.	15	619
BB&T Corporation	16	566
Boston Private Financial Holdings, Inc.	1,155	14,114
Cathay General Bancorp	13	397
CIT Group, Inc.	275	9,507
Citigroup, Inc.	180	8,330
Citizens Financial Group, Inc.	580	13,253
Comerica, Inc.	14	622
Commerce Bancshares, Inc.	15	702
Cullen/Frost Bankers, Inc.	10	640
East West Bancorp, Inc.	26	975
Fifth Third Bancorp	1,132	20,727
First Horizon National Corporation	42	591
First Niagara Financial Group, Inc.	64	676
FirstMerit Corporation	30	665
FNB Corporation	38	502
Fulton Financial Corporation	31	434
Hancock Holding Company	14	364
International Bancshares Corporation	10	262
JPMorgan Chase & Company	9	569
KeyCorp	49	602
M&T Bank Corporation	5	592
PacWest Bancorp	21	840
The PNC Financial Services Group, Inc.	226	19,838
PrivateBancorp, Inc.	14	583
Prosperity Bancshares, Inc.	12	633
Regions Financial Corporation	68	638
Signature Bank (a)	116	15,988

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Banks – 3.29% (Continued)
SunTrust Banks, Inc.	15	$626
SVB Financial Group (a)	119	12,409
Synovus Financial Corporation	22	686
TCF Financial Corporation	193	2,633
Valley National Bancorp	1,254	11,863
Webster Financial Corporation	16	586
Wells Fargo & Company	451	22,541
Zions Bancorporation	22	605
		168,151
Beverages – 0.45%
Anheuser-Busch InBev NV – ADR	33	4,098
The Boston Beer Company, Inc., Class A (a)	2	312
Brown-Forman Corporation, Class B	6	578
The Coca-Cola Company	210	9,408
Coca-Cola Enterprises, Inc.	10	525
Constellation Brands, Inc., Class A	4	624
Dr Pepper Snapple Group, Inc.	6	546
Molson Coors Brewing Company, Class B	61	5,833
Monster Beverage Corporation (a)	4	577
PepsiCo, Inc.	5	515
		23,016
Biotechnology – 0.92%
ACADIA Pharmaceuticals, Inc. (a)	28	904
Acceleron Pharma, Inc. (a)	25	749
Adaptimmune Therapeutics plc – ADR (a)	100	969
ADMA Biologics, Inc. (a)	214	1,472
Advaxis, Inc. (a)	55	426
Agenus, Inc. (a)	142	500
Aldeyra Therapeutics, Inc. (a)	67	422
Alkermes plc (a)(b)	28	1,113
Alnylam Pharmaceuticals, Inc. (a)	7	469
Anthera Pharmaceuticals, Inc. (a)	91	337
Array BioPharma, Inc. (a)	217	692
Baxalta, Inc.	13	545
Bellicum Pharmaceuticals, Inc. (a)	28	284
Biogen, Inc. (a)	3	825
BioMarin Pharmaceutical, Inc. (a)	24	2,032
Catalyst Pharmaceuticals, Inc. (a)	105	71
Celgene Corporation (a)	44	4,550
Cepheid, Inc. (a)	39	1,113

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Biotechnology – 0.92% (Continued)
Curis, Inc. (a)	192	$384
Cytokinetics, Inc. (a)	20	163
Esperion Therapeutics, Inc. (a)	14	230
Exelixis, Inc. (a)	22	102
Five Prime Therapeutics, Inc. (a)	36	1,713
Galapagos NV – ADR (a)	13	589
Geron Corporation (a)	32	94
Gilead Sciences, Inc.	25	2,205
Immunomedics, Inc. (a)	72	256
Incyte Corporation (a)	28	2,024
Infinity Pharmaceuticals, Inc. (a)	59	342
Insys Therapeutics, Inc. (a)	33	478
Intercept Pharmaceuticals, Inc. (a)	7	1,055
Ionis Pharmaceuticals, Inc. (a)	11	451
Ironwood Pharmaceuticals, Inc. (a)	154	1,609
Keryx Biopharmaceuticals, Inc. (a)	102	555
Medivation, Inc. (a)	82	4,740
Merrimack Pharmaceuticals, Inc. (a)	50	354
Neurocrine Biosciences, Inc. (a)	50	2,279
Priobiodrug AG (a)(b)	13	313
Prothena Corporation plc (a)(b)	3	130
Regeneron Pharmaceuticals, Inc. (a)	1	377
Rigel Pharmaceuticals, Inc. (a)	274	775
Sangamo BioSciences, Inc. (a)	11	69
Sunesis Pharmaceuticals, Inc. (a)	36	19
T2 Biosystems, Inc. (a)	22	202
TG Therapeutics, Inc. (a)	46	419
TRACON Pharmaceuticals, Inc. (a)	4	29
Trillium Therapeutics, Inc. (a)(b)	9	101
Trovagene, Inc. (a)	99	398
Ultragenyx Pharmaceutical, Inc. (a)	28	1,893
uniQure NV (a)(b)	9	116
United Therapeutics Corporation (a)	8	842
Vanda Pharmaceuticals, Inc. (a)	9	80
Vertex Pharmaceuticals, Inc. (a)	43	3,627
Xenon Pharmaceuticals, Inc. (a)(b)	49	349
		46,835
Building Products – 0.22%
A.O. Smith Corporation	14	1,081
Allegion plc (b)	8	524

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Building Products – 0.22% (Continued)
Builders FirstSource, Inc. (a)	48	$532
Fortune Brands Home & Security, Inc.	28	1,551
Lennox International, Inc.	7	945
Masco Corporation	187	5,743
Owens Corning	19	875
		11,251
Capital Markets – 0.53%
Affiliated Managers Group, Inc. (a)	3	511
Ameriprise Financial, Inc.	6	575
Azimut Holding SpA (b)	86	2,171
BlackRock, Inc.	1	356
The Charles Schwab Corporation	156	4,432
E*Trade Financial Corporation (a)	22	554
Eaton Vance Corporation	20	690
Federated Investors, Inc., Class B	17	537
Franklin Resources, Inc.	14	523
The Goldman Sachs Group, Inc.	59	9,682
Invesco Ltd. (b)	17	527
Janus Capital Group, Inc.	26	380
Legg Mason, Inc.	16	514
Morgan Stanley	21	568
Northern Trust Corporation	8	569
Raymond James Financial, Inc.	23	1,200
SEI Investments Company	27	1,298
State Street Corporation	9	561
Stifel Financial Corporation (a)	12	395
T. Rowe Price Group, Inc.	7	527
Waddell & Reed Financial, Inc., Class A	14	285
WisdomTree Investments, Inc.	21	229
		27,084
Chemicals – 0.70%
Air Products & Chemicals, Inc.	15	2,188
Airgas, Inc.	4	570
Albemarle Corporation	20	1,323
Ashland, Inc.	11	1,228
Cabot Corporation	10	488
CF Industries Holdings, Inc.	17	562
The Dow Chemical Company	11	579
E. I. Du Pont de Nemors & Company	9	593
Ecolab, Inc.	49	5,634

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Chemicals – 0.70% (Continued)
FMC Corporation	14	$606
International Flavors & Fragrances, Inc.	5	597
LyondellBasell Industries NV, Class A (b)	6	496
Minerals Technologies, Inc.	6	359
Monsanto Company	6	562
The Mosaic Company	21	588
NewMarket Corporation	2	812
Olin Corporation	30	654
Orion Engineered Carbons SA (b)	268	3,811
PolyOne Corporation	15	540
PPG Industries, Inc.	18	1,987
Praxair, Inc.	5	587
RPM International, Inc.	1	50
The Scotts Miracle-Gro Company, Class A	8	566
Sensient Technologies Corporation	8	538
The Sherwin-Williams Company	2	575
Syngenta AG – ADR	37	2,981
The Valspar Corporation	13	1,387
W.R. Grace and Company (a)	67	5,138
		35,999
Commercial Services & Supplies – 0.38%
The ADT Corporation	13	546
Cintas Corporation	6	539
Copart, Inc. (a)	18	771
Deluxe Corporation	9	565
Herman Miller, Inc.	11	332
HNI Corporation	8	350
KAR Auction Services, Inc.	286	10,753
MSA Safety, Inc.	6	288
Pitney Bowes, Inc.	25	524
R.R. Donnelley & Sons Company	37	644
Republic Services, Inc.	12	565
Rollins, Inc.	17	457
Stericycle, Inc. (a)	4	382
Tyco International plc (b)	15	578
Waste Connections, Inc.	22	1,480
Waste Management, Inc.	9	529
		19,303

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Communications Equipment – 0.24%
ARRIS International plc (a)(b)	34	$774
Ciena Corporation (a)	300	5,049
Cisco Systems, Inc.	19	522
Extreme Networks, Inc. (a)	330	1,158
Harris Corporation	7	560
Infinera Corporation (a)	165	1,962
InterDigital, Inc.	6	342
Juniper Networks, Inc.	21	491
Motorola Solutions, Inc.	7	526
NetScout Systems, Inc. (a)	18	401
Plantronics, Inc.	6	231
Polycom, Inc. (a)	24	287
		12,303
Construction & Engineering – 0.19%
AECOM (a)	27	877
Dycom Industries, Inc. (a)	83	5,860
Fluor Corporation	10	547
Granite Construction, Inc.	7	312
Jacobs Engineering Group, Inc. (a)	13	580
KBR, Inc.	26	405
Quanta Services, Inc. (a)	24	569
Valmont Industries, Inc.	4	561
		9,711
Construction Materials – 0.21%
Eagle Materials, Inc.	72	5,337
LafargeHolcim Ltd. (b)	41	2,082
Martin Marietta Materials, Inc.	3	508
Summit Materials, Inc., Class A (a)	126	2,633
		10,560
Consumer Finance – 0.19%
American Express Company	9	589
Capital One Financial Corporation	8	579
Discover Financial Services	11	619
OneMain Holdings, Inc. (a)	222	7,064
SLM Corporation (a)	77	521
Synchrony Financial (a)	19	581
		9,953

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Containers & Packaging – 0.60%
AptarGroup, Inc.	11	$836
Avery Dennison Corporation	8	581
Ball Corporation	117	8,351
Bemis Company, Inc.	17	853
Berry Plastics Group, Inc. (a)	253	9,113
Graphic Packaging Holding Company	543	7,211
Greif, Inc., Class A	5	173
Owens-Illinois, Inc. (a)	34	628
Packaging Corporation of America	17	1,103
Silgan Holdings, Inc.	5	254
Sonoco Products Company	18	844
WestRock Company	14	586
		30,533
Distributors – 0.04%
LKQ Corporation (a)	51	1,634
Pool Corporation	2	175
		1,809
Diversified Consumer Services – 0.04%
DeVry Education Group, Inc.	10	173
Graham Holdings Company, Class B	1	477
H&R Block, Inc.	20	405
Service Corporation International	34	907
Sotheby’s	10	272
		2,234
Diversified Financial Services – 0.13%
Berkshire Hathaway, Inc., Class B (a)	4	582
CBOE Holdings, Inc.	15	929
CME Group, Inc.	6	552
Factset Research Systems, Inc.	7	1,055
Intercontinental Exchange, Inc.	2	480
Leucadia National Corporation	33	551
MarketAxess Holdings, Inc.	7	859
Moody’s Corporation	6	574
Nasdaq, Inc.	8	494
S&P Global, Inc.	5	534
		6,610
Diversified Telecommunication Services – 0.18%
AT&T, Inc.	59	2,290
CenturyLink, Inc.	17	526

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Diversified Telecommunication Services – 0.18% (Continued)
Frontier Communications Corporation	401	$2,230
Level 3 Communications, Inc. (a)	44	2,299
SBA Communications Corporation, Class A (a)	16	1,649
		8,994
Electric Utilities – 1.69%
American Electrical Power Company, Inc.	275	17,463
Duke Energy Corporation	196	15,441
The Empire District Electric Company	27	909
Entergy Corporation	36	2,706
Exelon Corporation	15	526
FirstEnergy Corporation	15	489
Great Plains Energy, Inc.	28	874
Hawaiian Electric Industries, Inc.	20	654
IDACORP, Inc.	9	655
ITC Holdings Corporation	330	14,543
NextEra Energy, Inc.	5	588
OGE Energy Corporation	36	1,065
PG&E Corporation	327	19,031
Pinnacle West Capital Corporation	7	509
PNM Resources, Inc.	14	444
PPL Corporation	14	527
The Southern Company	11	551
Westar Energy, Inc.	109	5,625
Xcel Energy, Inc.	95	3,803
		86,403
Electrical Equipment – 0.09%
Acuity Brands, Inc.	8	1,951
AMETEK, Inc.	11	529
Eaton Corporation plc (b)	8	506
Emerson Electric Company	10	546
Hubbell, Inc.	10	1,058
		4,590
Electronic Equipment, Instruments & Components – 0.25%
Amphenol Corporation, Class A	9	502
Arrow Electronics, Inc. (a)	17	1,056
Avnet, Inc.	24	987
Belden, Inc.	7	442
Cognex Corporation	15	533
Corning, Inc.	26	485

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Electronic Equipment, Instruments & Components – 0.25% (Continued)
FEI Company	7	$623
FLIR Systems, Inc.	16	483
Ingram Micro, Inc., Class A	26	909
IPG Photonics Corporation (a)	6	520
Jabil Circuit, Inc.	30	521
Keysight Technologies, Inc. (a)	31	808
Knowles Corporation (a)	16	214
National Instruments Corporation	21	579
SYNNEX Corporation	5	413
TE Connectivity Ltd. (b)	9	535
Tech Data Corporation (a)	6	412
Trimble Navigation Ltd. (a)	46	1,102
VeriFone Systems, Inc. (a)	19	541
Vishay Intertechnology, Inc.	24	292
Zebra Technologies Corporation, Class A (a)	9	563
		12,520
Energy Equipment & Services – 0.18%
Baker Hughes, Inc.	13	629
Diamond Offshore Drilling, Inc.	26	631
Dril-Quip, Inc. (a)	7	454
Ensco plc, Class A (b)	43	514
FMC Technologies, Inc. (a)	20	610
Halliburton Company	15	619
Helmerich & Payne, Inc.	9	595
Nabors Industries Ltd. (b)	50	490
National Oilwell Varco, Inc.	18	649
Noble Corporation plc (b)	44	494
Oceaneering International, Inc.	18	660
Oil States International, Inc. (a)	9	312
Patterson UTI Energy, Inc.	26	513
Rowan Companies plc, Class A (b)	22	414
Schlumberger Ltd. (b)	7	562
Superior Energy Services, Inc.	27	455
Transocean Ltd. (b)	61	676
		9,277
Food & Staples Retailing – 0.29%
Casey’s General Stores, Inc.	7	784
Costco Wholesale Corporation	69	10,221
Kroger Company	14	496
Sprouts Farmers Market, Inc. (a)	26	730
SUPERVALU, Inc. (a)	48	241

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Food & Staples Retailing – 0.29% (Continued)
Sysco Corporation	12	$553
United Natural Foods, Inc. (a)	9	321
Walgreens Boots Alliance, Inc.	6	476
Wal-Mart Stores, Inc.	8	535
Whole Foods Market, Inc.	18	523
		14,880
Food Products – 0.80%
Archer-Daniels-Midland Company	15	599
Bunge Ltd. (b)	111	6,938
ConAgra Foods, Inc.	12	535
Darling Ingredients, Inc. (a)	303	4,390
Dean Foods Company	16	276
Flowers Foods, Inc.	34	651
General Mills, Inc.	8	491
The Hain Celestial Group, Inc. (a)	18	753
The Hershey Company	6	559
Ingredion, Inc.	13	1,496
The JM Smucker Company	4	508
Kellogg Company	7	538
The Kraft Heinz Company	7	546
Lancaster Colony Corporation	4	466
Mead Johnson Nutrition Company	26	2,266
Mondelez International, Inc., Class A	13	558
Pinnacle Foods, Inc.	88	3,748
Post Holdings, Inc. (a)	77	5,532
Snyder’s-Lance, Inc.	14	448
Tootsie Roll Industries, Inc.	3	107
TreeHouse Foods, Inc. (a)	10	884
The WhiteWave Foods Company (a)	210	8,444
		40,733
Gas Utilities – 0.13%
AGL Resources, Inc.	8	527
Atmos Energy Corporation	19	1,379
National Fuel Gas Company	15	833
New Jersey Resources Corporation	15	535
One Gas, Inc.	9	526
Questar Corporation	32	802
UGI Corporation	31	1,247
WGL Holdings, Inc.	9	611
		6,460

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Health Care Equipment & Supplies – 1.08%
Abbott Laboratories	24	$934
ABIOMED, Inc. (a)	57	5,537
Align Technology, Inc. (a)	13	938
AtriCure, Inc. (a)	55	874
Baxter International, Inc.	13	575
Boston Scientific Corporation (a)	169	3,704
C. R. Bard, Inc.	9	1,910
Cardiovascular Systems, Inc. (a)	10	140
The Cooper Companies, Inc.	21	3,215
Dentsply Sirona, Inc.	9	536
DexCom, Inc. (a)	61	3,927
Edwards Lifesciences Corporation (a)	38	4,036
GenMark Diagnostics, Inc. (a)	122	721
Halyard Health, Inc. (a)	8	225
HeartWare International, Inc. (a)	22	734
Hill-Rom Holdings, Inc.	11	532
Hologic, Inc. (a)	15	504
IDEXX Laboratories, Inc. (a)	32	2,699
Intuitive Surgical, Inc. (a)	1	626
K2M Group Holdings, Inc. (a)	57	927
LDR Holding Corporation (a)	33	889
LivaNova plc (a)(b)	8	422
Lombard Medical, Inc. (a)(b)	31	54
Mazor Robotics Ltd. – ADR (a)	44	528
Medtronic plc (b)	7	554
Nevro Corporation (a)	28	1,883
Novadaq Technologies, Inc. (a)(b)	23	258
NuVasive, Inc. (a)	14	741
NxStage Medical, Inc. (a)	218	3,514
ResMed, Inc.	25	1,395
Roka Bioscience, Inc. (a)	90	62
Smith & Nephew plc – ADR	18	618
The Spectranetics Corporation (a)	18	306
St. Jude Medical, Inc.	76	5,791
STAAR Surgical Company (a)	60	463
Stryker Corporation	5	545
Sunshine Heart, Inc. (a)	45	33
Teleflex, Inc.	7	1,090
Varian Medical Systems, Inc. (a)	7	568
West Pharmaceutical Services, Inc.	13	926
Wright Medical Group NV (a)(b)	24	451

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Health Care Equipment & Supplies – 1.08% (Continued)
Zimmer Biomet Holdings, Inc.	6	$695
		55,080
Health Care Providers & Services – 0.37%
Aetna, Inc.	18	2,021
AmSurg Corporation (a)	10	810
Centene Corporation (a)	9	578
Cigna Corporation	4	554
DaVita HealthCare Partners, Inc. (a)	7	517
Envision Healthcare Holdings, Inc. (a)	22	498
Henry Schein, Inc. (a)	3	506
Humana, Inc.	17	3,010
Laboratory Corporation of America Holdings (a)	5	627
LifePoint Health, Inc. (a)	8	541
MEDNAX, Inc. (a)	17	1,212
Molina Healthcare, Inc. (a)	17	880
Owens & Minor, Inc.	11	400
Patterson Companies, Inc.	12	520
Quest Diagnostics, Inc.	8	601
Tenet Healthcare Corporation (a)	19	602
UnitedHealth Group, Inc.	18	2,370
Universal Health Services, Inc., Class B	8	1,069
VCA, Inc. (a)	12	756
WellCare Health Plans, Inc. (a)	8	720
		18,792
Health Care Technology – 0.04%
Allscripts Healthcare Solutions, Inc. (a)	34	456
Cerner Corporation (a)	10	561
HMS Holdings Corporation (a)	61	1,030
		2,047
Hotels, Restaurants & Leisure – 0.58%
Aramark	14	469
Bloomin’ Brands, Inc.	110	2,057
Brinker International, Inc.	10	463
Buffalo Wild Wings, Inc. (a)	35	4,678
Carnival Corporation (b)	10	490
The Cheesecake Factory, Inc.	8	408
Chipotle Mexican Grill, Inc. (a)	7	2,947
Denny’s Corporation (a)	55	544
Domino’s Pizza, Inc.	9	1,088
Dunkin’ Brands Group, Inc.	17	791

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Hotels, Restaurants & Leisure – 0.58% (Continued)
Hilton Worldwide Holdings, Inc.	78	$1,720
Hyatt Hotels Corporation, Class A (a)	10	479
International Speedway Corporation, Class A	5	167
Isle of Capri Casinos, Inc. (a)	33	492
Jack in the Box, Inc.	6	405
Marriott International, Inc., Class A	47	3,294
McDonald’s Corporation	4	506
Panera Bread Company, Class A (a)	4	858
Red Rock Resorts, Inc., Class A (a)	149	2,777
Royal Caribbean Cruises Ltd. (b)	34	2,632
Starbucks Corporation	9	506
Starwood Hotels & Resorts Worldwide, Inc.	7	573
The Wendy’s Company	38	413
Wyndham Worldwide Corporation	7	497
Yum! Brands, Inc.	7	557
		29,811
Household Durables – 0.39%
CalAtlantic Group, Inc.	61	1,975
D.R. Horton, Inc.	18	541
Garmin Ltd. (b)	13	554
Harman International Industries, Inc.	6	461
Lennar Corporation, Class A	11	498
Mohawk Industries, Inc. (a)	27	5,201
Newell Brands, Inc.	45	2,038
NVR, Inc. (a)	1	1,661
PulteGroup, Inc.	31	570
Tempur Sealy International, Inc. (a)	10	607
Toll Brothers, Inc. (a)	62	1,693
TomTom NV (a)(b)	335	3,052
TRI Pointe Group, Inc. (a)	27	313
Tupperware Brands Corporation	8	465
Whirlpool Corporation	3	522
		20,151
Household Products – 0.06%
Church & Dwight Company, Inc.	6	556
The Clorox Company	4	501
Colgate-Palmolive Company	8	567
Energizer Holdings, Inc.	11	478
Kimberly-Clark Corporation	4	501
The Procter & Gamble Company	6	481
		3,084

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Independent Power And Renewable Electricity Producers – 0.25%
The AES Corporation	344	$3,839
Calpine Corporation. (a)	220	3,472
NextEra Energy Partners LP	83	2,398
NRG Energy, Inc.	189	2,854
Talen Energy Corporation (a)	19	221
		12,784
Industrial Conglomerates – 0.21%
3M Company	23	3,850
Carlisle Companies, Inc.	11	1,121
Danaher Corporation	52	5,031
Roper Technologies, Inc.	3	528
		10,530
Insurance – 1.21%
Aflac, Inc.	8	552
Alleghany Corporation (a)	3	1,564
Allied World Assurance Company Holdings AG (b)	333	11,848
Allstate Corporation	8	520
American Financial Group, Inc.	12	829
American International Group, Inc.	175	9,768
Aon plc (b)	5	526
Arch Capital Group Ltd. (a)(b)	33	2,326
Arthur J. Gallagher & Company	32	1,473
Aspen Insurance Holdings Ltd. (b)	11	510
Assurant, Inc.	7	592
Brown & Brown, Inc.	20	702
Chubb Ltd. (b)	4	471
Cincinnati Financial Corporation	8	528
CNO Financial Group, Inc.	32	588
Endurance Specialty Holdings Ltd. (b)	11	704
Everest Re Group Ltd. (b)	8	1,479
First American Financial Corporation	20	720
Genworth Financial, Inc. (a)	91	312
The Hartford Financial Services Group, Inc.	12	533
Kemper Corporation	7	217
Lincoln National Corporation	13	565
Loews Corporation	14	556
Marsh & McLennan Companies, Inc.	9	568
Mercury General Corporation	5	264
MetLife, Inc.	12	541
Old Republic International Corporation	44	814

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Insurance – 1.21% (Continued)
Primerica, Inc.	9	$446
Principal Financial Group, Inc.	14	598
The Progressive Corporation	181	5,901
Prudential Financial, Inc.	7	543
Reinsurance Group America, Inc.	12	1,143
RenaissanceRe Holdings Ltd. (b)	8	887
Torchmark Corporation	10	579
Unum Group	17	582
W. R. Berkley Corporation	17	952
Willis Towers Watson plc (b)	33	4,122
XL Group plc (b)	179	5,859
		61,682
Internet & Catalog Retail – 0.36%
Amazon.com, Inc. (a)	19	12,532
Ctrip.com International Ltd. – ADR (a)	65	2,834
Expedia, Inc.	5	579
HSN, Inc.	6	318
Netflix, Inc. (a)	5	450
The Priceline Group, Inc. (a)	1	1,344
TripAdvisor, Inc. (a)	8	517
		18,574
Internet Software & Services – 0.84%
Akamai Technologies, Inc. (a)	10	510
Alibaba Group Holding Ltd. – ADR (a)	17	1,308
Alphabet, Inc., Class A (a)	15	10,618
Alphabet, Inc., Class C (a)	1	693
comScore, Inc. (a)	8	245
Criteo SA – ADR (a)	77	3,210
eBay, Inc. (a)	23	562
Everyday Health, Inc. (a)	32	186
Facebook, Inc., Class A (a)	61	7,172
Intralinks Holdings, Inc. (a)	223	1,987
j2 Global, Inc.	9	572
Marketo, Inc. (a)	138	3,035
Mimecast Ltd. (a)(b)	111	882
Rackspace Hosting, Inc. (a)	157	3,590
Tencent Holdings Ltd. (b)	143	2,910
Tencent Holdings Ltd. – ADR	29	589
WebMD Health Corporation (a)	70	4,392
Yahoo!, Inc. (a)	15	549
		43,010

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
IT Services – 0.97%
Accenture plc, Class A (b)	5	$565
Acxiom Corporation (a)	14	308
Alliance Data Systems Corporation (a)	57	11,589
Automatic Data Processing, Inc.	6	531
Broadridge Financial Solutions, Inc.	22	1,316
Cognizant Technology Solutions Corporation, Class A (a)	9	525
Computer Sciences Corporation	25	828
Convergys Corporation	16	424
CoreLogic, Inc. (a)	16	568
CSRA, Inc.	209	5,426
DST Systems, Inc.	6	724
Fidelity National Information Services, Inc.	8	526
First Data Corporation, Class A (a)	55	626
Fiserv, Inc. (a)	5	489
Gartner, Inc. (a)	15	1,308
Global Payments, Inc.	23	1,660
InterXion Holding NV (a)(b)	41	1,389
Jack Henry & Associates, Inc.	14	1,134
Leidos Holdings, Inc.	13	645
MasterCard, Inc., Class A	34	3,298
MAXIMUS, Inc.	12	635
MoneyGram International, Inc. (a)	282	1,734
Neustar, Inc., Class A (a)	10	235
PayPal Holdings, Inc. (a)	14	548
Science Applications International Corporation	61	3,238
Teradata Corporation (a)	22	557
Total System Services, Inc.	11	563
Travelport Worldwide Ltd. (b)	183	2,553
Vantiv, Inc., Class A (a)	20	1,091
Visa, Inc., Class A	35	2,703
The Western Union Company	28	560
WEX, Inc. (a)	7	661
Xerox Corporation	48	461
		49,418
Leisure Products – 0.43%
Brunswick Corporation	155	7,445
Hasbro, Inc.	7	592
Mattel, Inc.	148	4,601
Performance Sports Group Ltd. (a)(b)	1,191	4,418
Polaris Industries, Inc.	11	1,077

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Leisure Products – 0.43% (Continued)
Smith & Wesson Holding Corporation (a)	154	$3,362
Vista Outdoor, Inc. (a)	11	528
		22,023
Life Sciences Tools & Services – 0.25%
Agilent Technologies, Inc.	60	2,455
Bio-Rad Laboratories, Inc., Class A (a)	4	567
Bio-Techne Corporation	7	652
Charles River Laboratories International, Inc. (a)	8	634
Fluidigm Corporation (a)	36	345
Illumina, Inc. (a)	3	405
Mettler-Toledo International, Inc. (a)	5	1,790
Pacific Biosciences of California, Inc. (a)	146	1,409
PAREXEL International Corporation (a)	10	611
PerkinElmer, Inc.	11	555
QIAGEN NV (a)(b)	18	404
Quintiles Transnational Holdings, Inc. (a)	39	2,694
		12,521
Machinery – 0.94%
AGCO Corporation	13	695
CLARCOR, Inc.	9	529
Crane Company	9	500
Donaldson Company, Inc.	24	784
Flowserve Corporation	12	586
Graco, Inc.	10	784
IDEX Corporation	14	1,146
Ingersoll-Rand plc (b)	116	7,603
ITT Corporation	16	614
Joy Global, Inc.	34	724
Kennametal, Inc.	115	2,689
Lincoln Electric Holdings, Inc.	12	752
The Middleby Corporation (a)	34	3,728
Nordson Corporation	9	690
Parker-Hannifin Corporation	31	3,597
Pentair plc (b)	49	2,846
SKF AB, Class B (b)	138	2,543
Snap-on, Inc.	3	478
Stanley Black & Decker, Inc.	50	5,596
Terex Corporation	19	454
The Toro Company	10	864
Trinity Industries, Inc.	27	527

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Machinery – 0.94% (Continued)
Volvo AB, Class B (b)	202	$2,369
Wabtec Corporation	70	5,805
Woodward, Inc.	10	542
Xylem, Inc.	13	543
		47,988
Marine – 0.02%
Golden Ocean Group Ltd. (a)(b)	170	148
Kirby Corporation (a)	10	638
		786
Media – 0.80%
Altice NV, Class A (a)(b)	264	4,002
AMC Networks, Inc., Class A (a)	11	718
Cable One, Inc.	1	459
Cablevision Systems Corporation, Class A	17	568
CBS Corporation, Class B	10	559
Cinemark Holdings, Inc.	19	658
Comcast Corporation, Class A	62	3,767
Discovery Communications, Class A (a)	19	519
Discovery Communications, Class C (a)	20	536
The Interpublic Group of Companies, Inc.	23	528
John Wiley & Sons, Inc., Class A	9	446
Lions Gate Entertainment Corporation (b)	365	8,103
Live Nation Entertainment, Inc. (a)	24	516
Meredith Corporation	7	359
The New York Times Company, Class A	23	295
News Corporation, Class A	42	522
News Corporation, Class B	40	518
Omnicom Group, Inc.	7	581
ProSiebenSat.1 Media SE (b)	66	3,372
Scripps Networks Interactive, Inc., Class A	30	1,870
Sinclair Broadcast Group, Inc., Class A	63	2,020
TEGNA, Inc.	23	537
Time Warner Cable, Inc.	3	636
Time Warner, Inc.	7	526
Time, Inc.	17	250
Twenty-First Century Fox, Inc., Class A	63	1,906
Twenty-First Century Fox, Inc., Class B	19	572
Viacom, Inc., Class B	14	573
The Walt Disney Company	46	4,750
		40,666

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Metals & Mining – 0.15%
Alcoa, Inc.	56	$626
Allegheny Technologies, Inc.	20	327
Carpenter Technology Corporation	8	283
Commercial Metals Company	21	376
Compass Minerals International, Inc.	6	450
Freeport-McMoRan, Inc.	54	756
Newmont Mining Corporation	21	734
Nucor Corporation	12	597
Reliance Steel & Aluminum Company	13	962
Royal Gold, Inc.	12	751
Steel Dynamics, Inc.	43	1,084
United States Steel Corporation	26	497
Worthington Industries, Inc.	8	302
		7,745
Multiline Retail – 0.69%
Big Lots, Inc.	9	413
Dollar General Corporation	160	13,105
Dollar Tree, Inc. (a)	237	18,891
J.C. Penny Company, Inc. (a)	53	492
Kohl’s Corporation	12	531
Macy’s, Inc.	13	515
Nordstrom, Inc.	28	1,432
		35,379
Multi-Utilities – 0.58%
Alliant Energy Corporation	21	1,481
Ameren Corporation	11	528
Black Hills Corporation	9	545
CenterPoint Energy, Inc.	26	558
Dominion Resources, Inc. VA	31	2,216
DTE Energy Company	149	13,285
MDU Resources Group, Inc.	35	702
NiSource, Inc.	23	522
SCANA Corporation	8	550
Sempra Energy	78	8,061
TECO Energy, Inc.	20	555
Vectren Corporation	15	733
		29,736
Oil, Gas & Consumable Fuels – 5.25%
Anadarko Petroleum Corporation	12	633
Ardmore Shipping Corporation (b)	80	748

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Oil, Gas & Consumable Fuels – 5.25% (Continued)
Cabot Oil & Gas Corporation	23	$538
Callon Petroleum Company (a)	998	10,489
Carrizo Oil & Gas, Inc. (a)	582	20,585
Chesapeake Energy Corporation (a)	140	962
Chevron Corporation	6	613
Cimarex Energy Company	199	21,667
Columbia Pipeline Group, Inc.	22	564
Concho Resources, Inc. (a)	170	19,749
ConocoPhillips	14	669
CONSOL Energy, Inc.	41	617
Denbury Resources, Inc.	63	243
Devon Energy Corporation	20	694
Diamondback Energy, Inc. (a)	193	16,710
Encana Corporation (b)	1,386	10,617
Energen Corporation	18	765
Enterprise Products Partners LP	15	400
EOG Resources, Inc.	8	661
EQT Corporation	8	561
Euronav NV (b)	97	1,054
Exxon Mobil Corporation	7	619
Golar LNG Ltd. (b)	26	431
Gulfport Energy Corporation (a)	633	19,813
Hess Corporation	10	596
HollyFrontier Corporation	32	1,139
Kinder Morgan, Inc.	571	10,141
Marathon Oil Corporation	49	690
Marathon Petroleum Corporation	15	586
Navigator Holdings Ltd. (a)(b)	46	701
Newfield Exploration Company (a)	524	18,995
Noble Energy, Inc.	493	17,802
Oasis Petroleum, Inc. (a)	440	4,264
Occidental Petroleum Corporation	8	613
ONEOK, Inc.	19	687
Phillips 66	6	493
Pioneer Natural Resources Company	63	10,464
Plains All American Pipeline LP	120	2,753
QEP Resources, Inc.	1,258	22,556
Range Resources Corporation	16	706
Rice Energy, Inc. (a)	1,236	21,395
RSP Permian, Inc. (a)	307	9,397
SM Energy Company	24	748

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Oil, Gas & Consumable Fuels – 5.25% (Continued)
Southwestern Energy Company (a)	61	$819
Teekay Tankers Ltd., Class A (b)	86	339
Tesoro Corporation	6	478
TransCanada Corporation (b)	150	6,229
TransCanada Corporation Subscription Receipt (b)	78	3,138
Valero Energy Corporation	9	530
Western Refining, Inc.	12	321
The Williams Companies, Inc.	35	679
World Fuel Services Corporation	13	608
		268,269
Paper & Forest Products – 0.02%
Domtar Corporation	12	464
Louisiana-Pacific Corporation (a)	26	442
		906
Personal Products – 0.02%
Avon Products, Inc.	79	372
Edgewell Personal Care Company	11	903
		1,275
Pharmaceuticals – 0.72%
Akorn, Inc. (a)	14	356
Alimera Sciences, Inc. (a)	133	295
Allergan plc (a)(b)	2	433
Aratana Therapeutics, Inc. (a)	82	493
AstraZeneca plc – ADR	117	3,388
Bristol Myers-Squibb Company	44	3,176
Catalent, Inc. (a)	17	502
Cempra, Inc. (a)	95	1,608
Eli Lilly & Company	22	1,662
Endo International plc (a)(b)	18	486
Foamix Pharmaceuticals Ltd. (a)(b)	4	25
GlaxoSmithKline plc – ADR	46	1,974
Intra-Cellular Therapies, Inc. (a)	86	2,952
Johnson & Johnson	16	1,793
KemPharm, Inc. (a)	9	149
Mallinckrodt plc (a)(b)	8	500
Merck & Company, Inc.	101	5,539
Mylan NV (a)(b)	11	459
Newron Pharmaceuticals SpA (a)(b)	36	651
Novartis AG – ADR	14	1,064

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Pharmaceuticals – 0.72% (Continued)
Ocera Therapeutics, Inc. (a)	138	$403
Pacira Pharmaceuticals, Inc. (a)	1	54
Paratek Pharmaceuticals, Inc. (a)	9	123
Perrigo Company plc (b)	4	387
Pfizer, Inc.	2	66
TherapeuticsMD, Inc. (a)	48	396
Relypsa, Inc. (a)	133	2,407
Shire plc – ADR	22	4,123
Teva Pharmaceutical Industries Ltd. – ADR	11	599
Zoetis, Inc.	12	564
		36,627
Professional Services – 0.09%
CEB, Inc.	6	370
The Dun & Bradstreet Corporation	5	552
Equifax, Inc.	5	601
FTI Consulting, Inc. (a)	7	282
ManpowerGroup, Inc.	22	1,695
Nielsen Holdings plc (b)	10	522
Verisk Analytics, Inc. (a)	7	543
		4,565
Real Estate Investment Trusts (REITs) – 9.58%
Acadia Realty Trust	263	8,863
Alexandria Real Estate Equities, Inc.	13	1,208
American Assets Trust, Inc.	59	2,340
American Campus Communities, Inc.	24	1,074
American Tower Corporation	5	524
Apartment Investment & Management Company, Class A	540	21,632
Ashford Hospitality Prime, Inc.	2,245	25,122
AvalonBay Communities, Inc.	3	530
Boston Properties, Inc.	4	515
Brandywine Realty Trust	1,877	28,061
Care Capital Properties, Inc.	15	400
Columbia Property Trust, Inc.	514	11,462
Communications Sales & Leasing, Inc.	22	511
Corrections Corporation of America	21	639
Crown Castle International Corporation	6	521
CyrusOne, Inc.	55	2,427
DCT Industrial Trust, Inc.	16	646
DDR Corporation	1,540	26,950
Douglas Emmett, Inc.	25	811

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Real Estate Investment Trusts (REITs) – 9.58% (Continued)
Duke Realty Corporation	338	$7,392
EPR Properties	11	725
Equinix, Inc.	2	661
Equity One, Inc.	593	16,782
Equity Residential	150	10,210
Essex Property Trust, Inc.	2	441
Extra Space Storage, Inc.	6	510
Federal Realty Investment Trust	3	456
First Industrial Realty Trust, Inc.	21	482
Franklin Street Properties Corporation	1	11
General Growth Properties, Inc.	761	21,331
HCP, Inc.	16	541
Healthcare Realty Trust, Inc.	18	545
Highwoods Properties, Inc.	17	794
Hudson Pacific Properties, Inc.	435	12,724
Iron Mountain, Inc.	17	621
Kilroy Realty Corporation	265	17,175
Kite Realty Group Trust	220	5,991
Lamar Advertising Company, Class A	15	931
LaSalle Hotel Properties	21	502
Liberty Property Trust	26	907
The Macerich Company	7	533
Mack-Cali Realty Corporation	15	383
National Retail Properties, Inc.	26	1,138
OMEGA Healthcare Investors, Inc.	34	1,148
Parkway Properties, Inc.	3,098	50,962
Physicians Realty Trust	333	6,037
Post Properties, Inc.	423	24,263
Potlatch Corporation	7	247
Prologis, Inc.	567	25,747
Public Storage	2	490
Rayonier, Inc.	22	543
Senior Housing Properties Trust	43	756
Simon Property Group, Inc.	74	14,887
SL Green Realty Corporation	473	49,703
Sovran Self Storage, Inc.	7	744
Spirit Realty Capital, Inc.	2,685	30,690
STORE Capital Corporation	990	25,413
Sun Communities, Inc.	194	13,167
Tanger Factory Outlet Centers, Inc.	17	596
Taubman Centers, Inc.	11	764

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Real Estate Investment Trusts (REITs) – 9.58% (Continued)
UDR, Inc.	28	$978
Urban Edge Properties	18	467
Ventas, Inc.	9	559
Weingarten Realty Investors	21	775
Welltower, Inc.	8	555
Weyerhaeuser Company	105	3,373
WP Glimcher, Inc.	34	357
		489,243
Real Estate Management & Development – 0.03%
Alexander & Baldwin, Inc.	8	306
CBRE Group, Inc., Class A (a)	18	533
Jones Lang LaSalle, Inc.	8	922
		1,761
Road & Rail – 1.78%
ArcBest Corporation	67	1,279
Canadian Pacific Railway Ltd. (b)	7	1,010
Covenant Transportation Group, Inc., Class A (a)	11	219
CSX Corporation	622	16,962
Genesee & Wyoming, Inc., Class A (a)	18	1,172
Heartland Express, Inc.	156	2,825
Hertz Global Holdings, Inc. (a)	147	1,361
J.B. Hunt Transport Services, Inc.	6	497
Kansas City Southern	89	8,433
Knight Transportation, Inc.	354	9,406
Norfolk Southern Corporation	128	11,534
Old Dominion Freight Line, Inc. (a)	13	858
Ryder System, Inc.	35	2,412
Saia, Inc. (a)	132	3,817
Swift Transportation Company (a)	374	6,216
TransForce, Inc. (b)	73	1,378
Union Pacific Corporation	164	14,306
Werner Enterprises, Inc.	261	6,614
YRC Worldwide, Inc. (a)	85	782
		91,081
Semiconductors & Semiconductor Equipment – 0.25%
Advanced Micro Devices, Inc. (a)	118	419
Analog Devices, Inc.	9	507
Applied Materials, Inc.	25	512
Broadcom Ltd. (b)	3	437

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Semiconductors & Semiconductor Equipment – 0.25% (Continued)
Cree, Inc. (a)	18	$441
Cypress Semiconductor Corporation	54	487
Fairchild Semiconductor International, Inc. (a)	21	420
First Solar, Inc. (a)	8	447
Integrated Device Technology, Inc. (a)	24	463
Intel Corporation	17	515
Intersil Corporation, Class A	24	280
KLA-Tencor Corporation	7	489
Lam Research Corporation	7	535
Linear Technology Corporation	12	534
Microchip Technology, Inc.	13	621
Micron Technology, Inc. (a)	49	527
Microsemi Corporation (a)	20	676
NVIDIA Corporation	15	533
Qorvo, Inc. (a)	11	495
QUALCOMM, Inc.	11	556
Silicon Laboratories, Inc. (a)	7	327
Skyworks Solutions, Inc.	7	468
Synaptics, Inc. (a)	7	501
Teradyne, Inc.	37	700
Texas Instruments, Inc.	9	513
Xilinx, Inc.	11	474
		12,877
Software – 1.77%
ACI Worldwide, Inc. (a)	21	420
Activision Blizzard, Inc.	16	552
Adobe Systems, Inc. (a)	116	10,930
ANSYS, Inc. (a)	16	1,452
Atlassian Corporation plc, Class A (a)(b)	138	3,198
Autodesk, Inc. (a)	9	538
Cadence Design Systems, Inc. (a)	55	1,276
CDK Global, Inc.	28	1,332
Citrix Systems, Inc. (a)	7	573
CommVault Systems, Inc. (a)	172	7,528
CyberArk Software Ltd. (a)(b)	191	7,800
Electronic Arts, Inc. (a)	8	495
Fair Isaac Corporation	6	640
Fortinet, Inc. (a)	26	845
Gigamon, Inc. (a)	209	6,811
Guidance Software, Inc. (a)	47	240

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Software – 1.77% (Continued)
Infoblox, Inc. (a)	110	$1,840
Intuit, Inc.	5	505
Manhattan Associates, Inc. (a)	84	5,085
Mentor Graphics Corporation	19	379
Microsoft Corporation	174	8,677
Mobileye NV (a)(b)	92	3,510
Proofpoint, Inc. (a)	66	3,845
PTC, Inc. (a)	20	729
Red Hat, Inc. (a)	7	514
Salesforce.com, Inc. (a)	45	3,411
ServiceNow, Inc. (a)	28	2,001
Symantec Corporation	276	4,594
Synopsys, Inc. (a)	27	1,283
Tyler Technologies, Inc. (a)	6	879
The Ultimate Software Group, Inc. (a)	30	5,898
VMware, Inc., Class A (a)	44	2,504
		90,284
Specialty Retail – 1.46%
Aaron’s, Inc.	13	341
Abercrombie & Fitch Company, Class A	12	321
Advance Auto Parts, Inc.	3	468
American Eagle Outfitters, Inc.	30	429
Ascena Retail Group, Inc. (a)	31	273
AutoNation, Inc. (a)	12	608
Bed Bath & Beyond, Inc.	11	519
Burlington Stores, Inc. (a)	88	5,013
Cabela’s, Inc. (a)	9	469
Chico’s FAS, Inc.	24	303
CST Brands, Inc.	13	491
Dick’s Sporting Goods, Inc.	16	741
Foot Locker, Inc.	9	553
Gamestop Corporation, Class A	77	2,526
The Gap, Inc.	18	417
Guess?, Inc.	10	184
The Home Depot, Inc.	73	9,774
Lowe’s Companies, Inc.	61	4,637
Murphy USA, Inc. (a)	7	402
Office Depot, Inc. (a)	100	588
O’Reilly Automotive, Inc. (a)	2	525
Restoration Hardware Holdings, Inc. (a)	104	4,500
Signet Jewelers Ltd. (b)	117	12,702

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Specialty Retail – 1.46% (Continued)
Staples, Inc.	103	$1,051
Tiffany & Company	131	9,347
The TJX Companies, Inc.	7	531
Tractor Supply Company	6	568
Urban Outfitters, Inc. (a)	16	485
Williams-Sonoma, Inc.	268	15,753
		74,519
Technology Hardware, Storage & Peripherals – 0.21%
3D Systems Corporation (a)	19	336
Apple, Inc.	5	469
Diebold, Inc.	11	289
EMC Corporation	20	522
Hewlett Packard Enterprise Company	360	5,998
HP, Inc.	44	540
Lexmark International, Inc., Class A	11	425
NCR Corporation (a)	24	698
SanDisk Corporation	7	526
Seagate Technology plc (b)	16	348
Western Digital Corporation	12	490
		10,641
Textiles, Apparel & Luxury Goods – 0.69%
Carter’s, Inc.	75	8,000
Coach, Inc.	13	524
Deckers Outdoor Corporation (a)	6	347
Fossil Group, Inc. (a)	7	283
Hanesbrands, Inc.	19	552
Kate Spade & Company (a)	23	592
Lululemon Athletica, Inc. (a)	29	1,901
Michael Kors Holdings Ltd. (a)(b)	9	465
Nike, Inc., Class B	119	7,014
PVH Corporation	5	478
Ralph Lauren Corporation	15	1,398
Skechers U.S.A., Inc., Class A (a)	150	4,958
Under Armour, Inc., Class A (a)	193	8,480
VF Corporation	8	504
		35,496
Thrifts & Mortgage Finance – 0.11%
Essent Group Ltd. (a)(b)	91	1,858
LendingTree, Inc. (a)	26	2,326

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Thrifts & Mortgage Finance – 0.11% (Continued)
New York Community Bancorp, Inc.	86	$1,293
Washington Federal, Inc.	16	389
		5,866
Tobacco – 0.02%
Altria Group, Inc.	9	564
Reynolds American, Inc.	11	546
		1,110
Trading Companies & Distributors – 0.21%
Fastenal Company	49	2,293
GATX Corporation	7	321
NOW, Inc. (a)	19	343
United Rentals, Inc. (a)	104	6,961
Watsco, Inc.	5	672
		10,590
Transportation Infrastructure – 0.24%
Macquarie Infrastructure Corporation, LLC	177	12,459

Water Utilities – 0.01%
American Water Works Company, Inc.	8	582

Wireless Telecommunication Services – 0.01%
Telephone & Data Systems, Inc.	17	503
Total Long Common Stocks
(Cost $2,254,844)		2,363,068

LONG EXCHANGE TRADED FUNDS – 64.80%
Consumer Staples Select Sector SPDR Fund	31	1,621
Industrial Select Sector SPDR Fund	42	2,359
iPath S&P 500 VIX Short-Term Futures ETN (a)	56	941
iShares 20+ Year Treasury Bond ETF	5,673	733,973
iShares 7-10 Year Treasury Bond ETF	6,721	739,310
iShares China Large-Cap ETF	187	6,270
iShares iBoxx $High Yield Corporate Bond ETF (c)	9,094	762,532
iShares iBoxx $Investment Grade Corporate Bond ETF	6,233	750,017
iShares MSCI Emerging Markets ETF	336	11,555
iShares MSCI Germany Index Fund ETF	27	708
iShares U.S. Home Construction ETF	91	2,420
JPMorgan Alerian MLP Index ETN	83	2,493
Powershares QQQ Trust Series 1	41	4,335
SPDR S&P 500 ETF Trust (c)	1,404	289,645

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 64.80% (Continued)
SPDR S&P Biotech ETF	1	$54
Utilities Select Sector SPDR Fund	28	1,356
Total Long Exchange Traded Funds
(Cost $3,188,398)		3,309,589

	Contracts (d)
PURCHASED OPTIONS 0.15%

Purchased Call Options – 0.07%
Allied World Assurance Company Holdings AG
Expiration: September 2016, Exercise Price: $40.00	3	120
Bunge Ltd.
Expiration: June 2016, Exercise Price: $65.00	1	92
Bloomin’ Brands, Inc.
Expiration: July 2016, Exercise Price: $17.50	1	170
Expiration: July 2016, Exercise Price: $20.00	4	180
CBOE Volatility Index
Expiration: May 2016, Exercise Price: $20.00	2	140
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF
Expiration: May 2016, Exercise Price: $26.00	3	30
DHT Holdings, Inc.
Expiration: June 2016, Exercise Price: $6.00	2	50
DreamWorks Animation SKG, Inc., Class A
Expiration: May 2016, Exercise Price: $32.50	1	650
Gener8 Maritime, Inc.
Expiration: June 2016, Exercise Price: $7.50	1	62
Golar LNG Ltd.
Expiration: September 2016, Exercise Price: $22.50	2	310
Hertz Global Holdings, Inc.
Expiration: May 2016, Exercise Price: $9.50	2	48
Hub Group, Inc.
Expiration: June 2016, Exercise Price: $50.00	2	60
Lions Gate Entertainment Corporation
Expiration: June 2016, Exercise Price: $24.00	2	160
Lowe’s Companies, Inc.
Expiration: May 2016, Exercise Price: $80.00	1	39
Molson Coors Brewing Company
Expiration: May 2016, Exercise Price: $97.50	1	153
Navigator Holdings Ltd.
Expiration: June 2016, Exercise Price: $17.50	1	32
Performance Sports Group Ltd.
Expiration: October 2016, Exercise Price: $5.00	3	210

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Contracts (d)	Value
Purchased Call Options – 0.07% (Continued)
Philip Morris International, Inc.
Expiration: May 2016, Exercise Price: $98.50	1	$66
Expiration: May 2016, Exercise Price: $103.00	1	7
Pinnacle Foods, Inc.
Expiration: December 2016, Exercise Price: $52.50	1	67
Scorpio Tankers, Inc.
Expiration: July 2016, Exercise Price: $7.50	3	45
Silgan Holdings, Inc.
Expiration: May 2016, Exercise Price: $60.00	1	15
Smith & Wesson Holding Corporation
Expiration: June 2016, Exercise Price: $25.00	1	33
SPDR S&P 500 ETF Trust
Expiration: May 2016, Exercise Price: $210.00	5	520
Staples, Inc.
Expiration: May 2016, Exercise Price: $12.00	1	28
Syngenta AG
Expiration: September 2016, Exercise Price: $85.00	1	263
The WhiteWave Foods Company
Expiration: May 2016, Exercise Price: $45.00	3	60
Expiration: July 2016, Exercise Price: $45.00	1	70
Total Purchased Call Options		3,680

Purchased Put Options – 0.08%
Arctic Cat, Inc.
Expiration: May 2016, Exercise Price: $15.00	2	95
Campbell Soup Company
Expiration: June 2016, Exercise Price: $55.00	1	37
CSX Corporation
Expiration: May 2016, Exercise Price: $26.00	3	96
Cummins, Inc.
Expiration: June 2016, Exercise Price: $110.00	1	325
Five Below, Inc.
Expiration: June 2016, Exercise Price: $40.00	2	400
iShares MSCI Emerging Markets ETF
Expiration: May 2016, Exercise Price: $31.00	2	11
iShares Russell 2000 Index ETF
Expiration: May 2016, Exercise Price: $112.00	2	160
The JPMorgan Alerian MLP Index ETN
Expiration: May 2016, Exercise Price: $27.00	2	30
Expiration: May 2016, Exercise Price: $29.00	2	115

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Contracts (d)	Value
Purchased Put Options – 0.08% (Continued)
Kansas City Southern
Expiration: June 2016, Exercise Price: $90.00	1	$200
Mobileye NV
Expiration: May 2016, Exercise Price: $31.00	2	80
Netflix, Inc.
Expiration: May 2016, Exercise Price: $89.00	1	268
Newell Brands, Inc.
Expiration: May 2016, Exercise Price: $44.00	1	66
SPDR S&P 500 ETF Trust
Expiration: May 2016, Exercise Price: $205.00	2	200
Expiration: May 2016, Exercise Price: $200.00	1	65
SPDR S&P Homebuilders ETF
Expiration: May 2016, Exercise Price: $33.50	1	45
SPDR S&P Metals & Mining ETF
Expiration: May 2016, Exercise Price: $23.00	3	107
Expiration: June 2016, Exercise Price: $22.00	2	145
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2016, Exercise Price: $34.50	8	792
SPDR S&P Retail ETF
Expiration: May 2016, Exercise Price: $44.00	1	42
Swift Transportation Company
Expiration: June 2016, Exercise Price: $17.00	1	130
Tuesday Morning Corporation
Expiration: June 2016, Exercise Price: $7.50	1	25
Under Armour, Inc.
Expiration: June 2016, Exercise Price: $45.00	1	262
Union Pacific Corporation
Expiration: June 2016, Exercise Price: $82.50	1	154
United States Oil Fund LP
Expiration: May 2016, Exercise Price: $11.00	14	182
Utilities Select Sector SPDR Fund
Expiration: May 2016, Exercise Price: $48.00	3	131
WisdomTree Japan Hedged Equity Fund
Expiration: June 2016, Exercise Price: $40.00	1	136
Total Purchased Put Options		4,299
Total Purchased Options
(Cost $9,967)		7,979
Total Long Investments
(Cost $5,453,209) – 111.21%		5,680,636

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
SECURITIES SOLD SHORT – (36.41)%

SHORT COMMON STOCKS – (30.62)%

Aerospace & Defense – (0.47)%
B/E Aerospace, Inc.	(16)	$(778)
The Boeing Company	(33)	(4,448)
Bombardier, Inc., Class B (a)(b)	(242)	(365)
Honeywell International, Inc.	(2)	(229)
Lockheed Martin Corporation	(38)	(8,830)
Northrop Grumman Corporation	(19)	(3,919)
Rockwell Collins, Inc.	(16)	(1,411)
Spirit AeroSystems Holdings, Inc., Class A (a)	(38)	(1,792)
Textron, Inc.	(58)	(2,243)
		(24,015)
Air Freight & Logistics – (0.50)%
Atlas Air Worldwide Holdings, Inc. (a)	(36)	(1,438)
C.H. Robinson Worldwide, Inc.	(76)	(5,394)
Expeditors International of Washington, Inc.	(43)	(2,133)
FedEx Corporation	(17)	(2,807)
Hub Group, Inc., Class A (a)	(233)	(8,975)
United Parcel Service, Inc., Class B	(44)	(4,623)
		(25,370)
Airlines – (0.17)%
China Southern Airlines Company Ltd., Class H (b)	(2,145)	(1,345)
Delta Air Lines, Inc.	(59)	(2,459)
Deutsche Lufthansa AG, Reg (b)	(171)	(2,662)
JetBlue Airways Corporation (a)	(21)	(416)
Spirit Airlines, Inc. (a)	(43)	(1,889)
		(8,771)
Auto Components – (0.16)%
Autoliv, Inc.	(11)	(1,347)
Autoliv, Inc. – SDR (b)	(14)	(1,697)
Delphi Automotive plc (b)	(11)	(810)
Gentex Corporation	(76)	(1,219)
Lear Corporation	(28)	(3,224)
		(8,297)
Automobiles – (0.34)%
Ferrari NV – ADR (a)	(108)	(4,952)
Fiat Chrysler Automobiles NV (b)	(246)	(1,990)
Ford Motor Company	(167)	(2,264)
General Motors Company	(109)	(3,466)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Automobiles – (0.34)% (Continued)
Harley Davidson, Inc.	(96)	$(4,592)
		(17,264)
Banks – (2.48)%
Canadian Western Bank (b)	(110)	(2,427)
First Republic Bank	(277)	(19,479)
Hancock Holding Company	(167)	(4,337)
Huntington Bancshares, Inc.	(2,161)	(21,740)
ICICI Bank Ltd. – ADR	(412)	(2,904)
KeyCorp	(555)	(6,821)
M&T Bank Corporation	(110)	(13,015)
People’s United Financial, Inc.	(1,188)	(18,414)
SunTrust Banks, Inc.	(275)	(11,478)
Synovus Financial Corporation	(666)	(20,752)
Trustmark Corporation	(184)	(4,510)
Umpqua Holdings Corporation	(43)	(681)
		(126,558)
Biotechnology – (0.18)%
AbbVie, Inc.	(19)	(1,159)
Agios Pharmaceuticals, Inc. (a)	(10)	(489)
Aimmune Therapeutics, Inc. (a)	(2)	(26)
Alexion Pharmaceuticals, Inc. (a)	(6)	(836)
Amgen, Inc.	(18)	(2,849)
Cellectis SA – ADR (a)	(11)	(299)
Dicerna Pharmaceuticals, Inc. (a)	(18)	(83)
Enanta Pharmaceuticals, Inc. (a)	(18)	(526)
Intrexon Corporation (a)	(33)	(882)
Juno Therapeutics, Inc. (a)	(10)	(421)
MacroGenics, Inc. (a)	(3)	(62)
Mesoblast Ltd. – ADR (a)	(6)	(49)
Myriad Genetics, Inc. (a)	(13)	(468)
NantKwest, Inc. (a)	(7)	(58)
NewLink Genetics Corporation (a)	(11)	(178)
Seres Therapeutics, Inc. (a)	(10)	(295)
TESARO, Inc. (a)	(6)	(249)
XBiotech, Inc. (a)(b)	(17)	(217)
		(9,146)
Building Products – (0.32)%
Armstrong Flooring, Inc. (a)	(48)	(699)
Armstrong World Industries, Inc. (a)	(118)	(4,815)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Building Products – (0.32)% (Continued)
Lennox International, Inc.	(21)	$(2,834)
Masco Corporation	(93)	(2,856)
USG Corporation (a)	(182)	(4,916)
		(16,120)
Capital Markets – (0.24)%
The Bank New York Mellon Corporation	(260)	(10,462)
Waddell & Reed Financial, Inc., Class A	(88)	(1,790)
		(12,252)
Chemicals – (0.34)%
Eastman Chemical Company	(14)	(1,069)
HB Fuller Company	(25)	(1,118)
LyondellBasell Industries NV, Class A (b)	(29)	(2,397)
RPM International, Inc.	(86)	(4,346)
The Scotts Miracle-Gro Company, Class A	(6)	(425)
The Sherwin-Williams Company	(27)	(7,757)
		(17,112)
Commercial Services & Supplies – (0.12)%
Clean Harbors, Inc. (a)	(6)	(296)
Tyco International plc (b)	(71)	(2,735)
Waste Management, Inc.	(54)	(3,175)
		(6,206)
Communications Equipment – (0.34)%
F5 Networks, Inc. (a)	(56)	(5,866)
Juniper Networks, Inc.	(275)	(6,435)
NETGEAR, Inc. (a)	(99)	(4,198)
Ubiquiti Networks, Inc. (a)	(28)	(997)
		(17,496)
Construction Materials – (0.13)%
HeidelbergCement AG (b)	(19)	(1,692)
Vulcan Materials Company	(45)	(4,843)
		(6,535)
Consumer Finance – (0.47)%
American Express Company	(215)	(14,067)
Cash America International, Inc.	(174)	(6,431)
Credit Acceptance Corporation (a)	(13)	(2,552)
Navient Corporation	(75)	(1,025)
		(24,075)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Containers & Packaging – (0.12)%
Bemis Company, Inc.	(39)	$(1,957)
International Paper Company	(36)	(1,558)
Sealed Air Corporation	(45)	(2,131)
Silgan Holdings, Inc.	(10)	(507)
		(6,153)
Distributors – (0.16)%
Genuine Parts Company	(72)	(6,910)
LKQ Corporation (a)	(6)	(192)
Pool Corporation	(15)	(1,311)
		(8,413)
Diversified Financial Services – (0.57)%
Berkshire Hathaway, Inc., Class B (a)	(200)	(29,096)
MSCI, Inc.	(3)	(228)
		(29,324)
Diversified Telecommunication Services – (0.05)%
Verizon Communications, Inc.	(29)	(1,477)
Zayo Group Holdings, Inc. (a)	(49)	(1,272)
		(2,749)
Electric Utilities – (0.87)%
Edison International	(172)	(12,162)
Entergy Corporation	(26)	(1,955)
Eversource Energy	(112)	(6,321)
FirstEnergy Corporation	(55)	(1,792)
Fortis, Inc. (b)	(248)	(7,867)
NextEra Energy, Inc.	(27)	(3,175)
The Southern Company	(226)	(11,323)
		(44,595)
Electrical Equipment – (0.25)%
Emerson Electric Company	(89)	(4,862)
Regal Beloit Corporation	(14)	(902)
Rockwell Automation, Inc.	(43)	(4,879)
Vestas Wind Systems A/S (b)	(27)	(1,933)
		(12,576)
Electronic Equipment, Instruments & Components – (0.13)%
CDW Corporation	(121)	(4,659)
Tech Data Corporation (a)	(28)	(1,923)
		(6,582)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Food & Staples Retailing – (0.58)%
CVS Health Corporation	(12)	$(1,206)
Jeronimo Martins, SGPS SA (b)	(319)	(5,223)
Kroger Company	(231)	(8,175)
Sprouts Farmers Market, Inc. (a)	(31)	(870)
Sysco Corporation	(110)	(5,068)
Wal-Mart Stores, Inc.	(132)	(8,827)
		(29,369)
Food Products – (0.37)%
Campbell Soup Company	(107)	(6,603)
Hormel Foods Corporation	(20)	(771)
The JM Smucker Company	(28)	(3,555)
McCormick & Company, Inc.	(50)	(4,689)
Tyson Foods, Inc., Class A	(47)	(3,094)
		(18,712)
Health Care Equipment & Supplies – (0.08)%
Becton, Dickinson and Company	(14)	(2,258)
Hologic, Inc. (a)	(22)	(739)
STERIS plc (b)	(17)	(1,201)
		(4,198)
Health Care Providers & Services – (0.34)%
AmerisourceBergen Corporation	(60)	(5,106)
Anthem, Inc.	(24)	(3,378)
Cardinal Health, Inc.	(4)	(314)
Community Health Systems, Inc. (a)	(13)	(248)
Express Scripts Holding Company (a)	(38)	(2,802)
HCA Holdings, Inc. (a)	(11)	(887)
McKesson Corporation	(25)	(4,195)
Premier, Inc., Class A (a)	(10)	(338)
VCA, Inc. (a)	(2)	(126)
		(17,394)
Hotels, Restaurants & Leisure – (0.63)%
Carnival Corporation (b)	(66)	(3,237)
Cracker Barrel Old Country Store, Inc.	(10)	(1,464)
Darden Restaurants, Inc.	(66)	(4,109)
Marriott International, Inc., Class A	(55)	(3,855)
Norwegian Cruise Line Holdings Ltd. (a)(b)	(40)	(1,956)
Panera Bread Company, Class A (a)	(35)	(7,507)
Red Rock Resorts, Inc., Class A (a)	(71)	(1,323)
Starbucks Corporation	(55)	(3,093)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Hotels, Restaurants & Leisure – (0.63)% (Continued)
Texas Roadhouse, Inc.	(118)	$(4,805)
Wynn Resorts Ltd.	(8)	(706)
		(32,055)
Household Durables – (0.20)%
KB Home	(255)	(3,460)
Leggett & Platt, Inc.	(25)	(1,232)
M.D.C. Holdings, Inc.	(17)	(419)
PulteGroup, Inc.	(55)	(1,012)
Whirlpool Corporation	(22)	(3,831)
		(9,954)
Household Products – (0.15)%
Church & Dwight Company, Inc.	(44)	(4,079)
Kimberly-Clark Corporation	(29)	(3,630)
		(7,709)
Industrial Conglomerates – (0.74)%
3M Company	(69)	(11,549)
General Electric Company	(859)	(26,415)
		(37,964)
Insurance – (0.48)%
Aon plc (b)	(28)	(2,943)
Chubb Ltd. (b)	(83)	(9,782)
The Travelers Companies, Inc.	(105)	(11,540)
		(24,265)
Internet & Catalog Retail – (0.11)%
Netflix, Inc. (a)	(60)	(5,402)

Internet Software & Services – (0.16)%
Akamai Technologies, Inc. (a)	(28)	(1,428)
CoStar Group, Inc. (a)	(4)	(789)
MercadoLibre, Inc.	(21)	(2,623)
VeriSign, Inc. (a)	(39)	(3,369)
		(8,209)
IT Services – (0.54)%
Booz Allen Hamilton Holding Corporation, Class A	(20)	(551)
Global Payments, Inc.	(28)	(2,021)
International Business Machines Corporation	(106)	(15,470)
Paychex, Inc.	(138)	(7,193)
Sabre Corporation	(83)	(2,403)
		(27,638)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Leisure Products – (0.15)%
Hasbro, Inc.	(81)	$(6,856)
Sturm Ruger & Company, Inc.	(11)	(704)
Vista Outdoor, Inc. (a)	(3)	(144)
		(7,704)
Life Sciences Tools & Services – (0.06)%
Thermo Fisher Scientific, Inc.	(14)	(2,020)
Waters Corporation (a)	(7)	(911)
		(2,931)
Machinery – (1.00)%
Atlas Copco AB, Class A (b)	(81)	(2,099)
Caterpillar, Inc.	(87)	(6,762)
Colfax Corporation (a)	(11)	(357)
Cummins, Inc.	(6)	(702)
Deere & Company	(7)	(589)
Dover Corporation	(3)	(197)
Illinois Tool Works, Inc.	(22)	(2,299)
Kone OYJ, Class B (b)	(107)	(4,889)
Navistar International Corporation (a)	(267)	(4,029)
Oshkosh Corporation	(136)	(6,644)
PACCAR, Inc.	(121)	(7,128)
Parker-Hannifin Corporation	(44)	(5,105)
The Timken Company	(146)	(5,202)
Wabash National Corporation (a)	(181)	(2,579)
Watts Water Technologies Inc., Class A	(28)	(1,564)
Woodward, Inc.	(16)	(867)
		(51,012)
Marine – (0.06)%
Diana Shipping, Inc. (a)(b)	(219)	(758)
Genco Shipping & Trading Ltd. (a)(b)	(187)	(193)
Navios Maritime Holdings, Inc. (b)	(96)	(112)
Seaspan Corporation (b)	(92)	(1,556)
Star Bulk Carriers Corporation (a)(b)	(388)	(411)
		(3,030)
Media – (0.16)%
DreamWorks Animation SKG, Inc., Class A (a)	(86)	(3,433)
Omnicom Group, Inc.	(36)	(2,987)
The Walt Disney Company	(17)	(1,755)
		(8,175)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Multiline Retail – (0.28)%
Target Corporation	(183)	$(14,549)

Multi-Utilities – (0.84)%
CenterPoint Energy, Inc.	(350)	(7,507)
CMS Energy Corporation	(314)	(12,774)
Consolidated Edison, Inc.	(93)	(6,938)
Public Service Enterprise Group, Inc.	(78)	(3,598)
SCANA Corporation	(96)	(6,594)
WEC Energy Group, Inc.	(98)	(5,705)
		(43,116)
Oil, Gas & Consumable Fuels – (3.17)%
Anadarko Petroleum Corporation	(149)	(7,861)
Antero Resources Corporation (a)	(338)	(9,565)
Apache Corporation	(206)	(11,206)
Buckeye Partners, LP	(60)	(4,320)
Cabot Oil & Gas Corporation	(598)	(13,993)
China Coal Energy Company Ltd., Class H (b)	(2,785)	(1,319)
Devon Energy Corporation	(273)	(9,468)
Enbridge, Inc. (b)	(150)	(6,231)
Energen Corporation	(339)	(14,404)
Energy Transfer Partners LP	(150)	(5,315)
EOG Resources, Inc.	(114)	(9,419)
EQT Corporation	(104)	(7,290)
Hess Corporation	(163)	(9,718)
Laredo Petroleum, Inc. (a)	(532)	(6,480)
Matador Resources Company (a)	(208)	(4,482)
Murphy Oil Corporation	(361)	(12,902)
ONEOK, Inc.	(120)	(4,338)
PDC Energy, Inc. (a)	(113)	(7,095)
SM Energy Company	(12)	(374)
Spectra Energy Corporation	(198)	(6,192)
Targa Resources Corporation	(80)	(3,237)
Valero Energy Corporation	(12)	(707)
WPX Energy, Inc. (a)	(626)	(6,047)
		(161,963)
Paper & Forest Products – (0.07)%
KapStone Paper & Packaging Corporation	(22)	(349)
Stora Enso OYJ, Class R (b)	(130)	(1,137)
UPM-Kymmene OYJ (b)	(121)	(2,316)
		(3,802)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Personal Products – (0.10)%
Coty, Inc., Class A	(139)	$(4,225)
The Estee Lauder Companies, Inc., Class A	(9)	(863)
		(5,088)
Pharmaceuticals – (0.04)%
Horizon Pharma plc (a)(b)	(11)	(169)
Pfizer, Inc.	(56)	(1,832)
		(2,001)
Professional Services – (0.10)%
ManpowerGroup, Inc.	(4)	(308)
Nielsen Holdings plc (b)	(44)	(2,294)
Robert Half International, Inc.	(59)	(2,261)
		(4,863)
Real Estate Investment Trusts (REITs) – (8.87)%
Alexandria Real Estate Equities, Inc.	(247)	(22,959)
AvalonBay Communities, Inc.	(55)	(9,723)
Camden Property Trust	(358)	(28,901)
CoreSite Realty Corporation	(18)	(1,349)
Corporate Office Properties Trust	(972)	(24,961)
Cousins Properties, Inc.	(1,706)	(17,657)
Digital Realty Trust, Inc.	(41)	(3,607)
Douglas Emmett, Inc.	(319)	(10,352)
EastGroup Properties, Inc.	(333)	(19,897)
Equity LifeStyle Properties, Inc.	(167)	(11,438)
Franklin Street Properties Corporation	(1)	(11)
Government Properties Income Trust	(2,573)	(48,681)
Hospitality Properties Trust	(804)	(20,574)
Host Hotels & Resorts, Inc.	(99)	(1,566)
Kimco Realty Corporation	(1,360)	(38,243)
Lamar Advertising Company, Class A	(27)	(1,675)
Mid-America Apartment Communities, Inc.	(208)	(19,908)
OMEGA Healthcare Investors, Inc.	(388)	(13,103)
Piedmont Office Realty Trust, Inc., Class A	(1,108)	(22,060)
Ramco-Gershenson Properties Trust	(257)	(4,551)
Realty Income Corporation	(651)	(38,539)
Regency Centers Corporation	(365)	(26,901)
UDR, Inc.	(14)	(489)
Ventas, Inc.	(520)	(32,302)
Vornado Realty Trust	(352)	(33,697)
		(453,144)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Road & Rail – (0.56)%
ArcBest Corporation	(19)	$(363)
Canadian National Railway Company (b)	(121)	(7,449)
DSV A/S (b)	(100)	(4,210)
J.B. Hunt Transport Services, Inc.	(128)	(10,608)
Kansas City Southern	(44)	(4,169)
Landstar System, Inc.	(25)	(1,639)
Old Dominion Freight Line, Inc. (a)	(6)	(396)
		(28,834)
Software – (0.84)%
Barracuda Networks, Inc. (a)	(44)	(775)
CA, Inc.	(175)	(5,191)
Citrix Systems, Inc. (a)	(28)	(2,292)
NetSuite, Inc. (a)	(57)	(4,619)
Open Text Corporation (b)	(98)	(5,480)
Oracle Corporation	(97)	(3,866)
Qualys, Inc. (a)	(280)	(7,050)
SAP SE – ADR	(82)	(6,447)
Workday, Inc., Class A (a)	(99)	(7,423)
		(43,143)
Specialty Retail – (0.79)%
AutoZone, Inc. (a)	(10)	(7,652)
Bed Bath & Beyond, Inc. (a)	(55)	(2,597)
Best Buy Company, Inc.	(85)	(2,727)
CarMax, Inc. (a)	(71)	(3,759)
Express, Inc. (a)	(15)	(273)
Foot Locker, Inc.	(44)	(2,703)
The Home Depot, Inc.	(22)	(2,946)
L Brands, Inc.	(2)	(157)
Lowe’s Companies, Inc.	(19)	(1,444)
Pier 1 Imports, Inc.	(386)	(2,660)
Ross Stores, Inc.	(101)	(5,735)
Sally Beauty Holdings, Inc. (a)	(154)	(4,836)
Tractor Supply Company	(28)	(2,650)
		(40,139)
Technology Hardware, Storage & Peripherals – (0.12)%
Apple, Inc.	(29)	(2,718)
NetApp, Inc.	(151)	(3,570)
		(6,288)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
Textiles, Apparel & Luxury Goods – (0.28)%
Coach, Inc.	(33)	$(1,329)
Lululemon Athletica, Inc. (a)	(121)	(7,931)
Michael Kors Holdings Ltd. (a)(b)	(13)	(672)
Under Armour, Inc., Class A (a)	(27)	(1,186)
Under Armour, Inc., Class C (a)	(81)	(3,305)
		(14,423)
Thrifts & Mortgage Finance – (0.05)%
LendingTree, Inc. (a)	(26)	(2,326)

Tobacco – (0.04)%
Philip Morris International, Inc.	(22)	(2,159)

Trading Companies & Distributors – (0.13)%
Fastenal Company	(16)	(749)
MSC Industrial Direct Company, Inc., Class A	(16)	(1,240)
W.W. Grainger, Inc.	(20)	(4,690)
		(6,679)
Transportation Infrastructure – (0.02)%
Wesco Aircraft Holdings, Inc. (a)	(88)	(1,270)

Water Utilities – (0.10)%
American Water Works Company, Inc.	(66)	(4,802)
Aqua America, Inc.	(7)	(222)
		(5,024)
TOTAL SHORT COMMON STOCKS
(Proceeds $1,507,420)		(1,564,141)

SHORT EXCHANGE TRADED FUNDS – (5.79)%
Alerian MLP ETF	(121)	(1,477)
Consumer Discretionary Select Sector SPDR Fund	(62)	(4,907)
Consumer Staples Select Sector SPDR Fund	(338)	(17,677)
Energy Select Sector SPDR Fund	(249)	(16,810)
Guggenheim Shipping ETF	(67)	(828)
Health Care Select Sector SPDR Fund	(279)	(19,471)
iShares 20+ Year Treasury Bond ETF	(31)	(4,011)
iShares iBoxx $High Yield Corporate Bond ETF	(34)	(2,851)
iShares MSCI Brazil Capped ETF	(19)	(561)
iShares MSCI Emerging Markets ETF	(9)	(310)
iShares MSCI Eurozone ETF	(220)	(7,759)
iShares MSCI Malaysia ETF	(130)	(1,111)
iShares MSCI Turkey ETF	(14)	(643)
iShares Nasdaq Biotechnology ETF	(18)	(4,823)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2016

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (5.79)% (Continued)
iShares North American Tech-Software ETF	(71)	$(7,128)
iShares Russell 2000 ETF	(173)	(19,438)
iShares Transportation Average ETF	(139)	(19,609)
iShares U.S. Healthcare Providers ETF	(42)	(5,303)
iShares U.S. Medical Devices ETF	(17)	(2,186)
Material Select Sector SPDR	(69)	(3,250)
Powershares QQQ Trust Series 1	(19)	(2,009)
SPDR S&P 500 ETF Trust	(168)	(34,658)
SPDR S&P Biotech ETF	(244)	(13,169)
SPDR S&P Health Care Services ETF	(18)	(1,040)
SPDR S&P Metals & Mining ETF	(106)	(2,610)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,214)	(43,388)
SPDR S&P Regional Banking ETF	(665)	(26,833)
SPDR S&P Retail ETF	(69)	(3,050)
SPDR S&P Semiconductor ETF	(55)	(2,330)
Technology Select Sector SPDR Fund	(25)	(1,053)
United States Oil Fund LP (a)	(465)	(5,255)
Utilities Select Sector SPDR Fund	(390)	(18,884)
WisdomTree Japan Hedged Equity Fund	(35)	(1,439)
Total Short Exchange Traded Funds
(Proceeds $289,881)		(295,871)
Total Securities Sold Short
(Proceeds $1,797,301)		(1,860,012)
Net Total Investments
(Cost $3,655,908) – 74.80%		3,820,624
Other Assets In Excess Of Liabilities (c) – 25.20%		1,287,248
Net Assets – 100.00%		$5,107,872

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.  The total value of assets committed as collateral as of April 30, 2016 is $2,339,425.

(d)	100 shares per contract.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company
Reg – Registered
SDR – Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited)
April 30, 2016

	Contracts (a)	Value
CALL OPTIONS WRITTEN
CBOE Volatility Index
Expiration: May 2016, Exercise Price: $23.00	1	$40
Pinnacle Foods, Inc.
Expiration: December 2016, Exercise Price: $60.00	1	25
Silgan Holdings, Inc.
Expiration: May 2016, Exercise Price: $55.00	1	13
Targa Resources Corporation
Expiration: May 2016, Exercise Price: $35.00	1	560
		638
PUT OPTIONS WRITTEN
CSX Corporation
Expiration: June 2016, Exercise Price: $26.00	1	73
Five Below, Inc.
Expiration: June 2016, Exercise Price: $33.00	1	30
Kansas City Southern
Expiration: June 2016, Exercise Price: $80.00	1	50
Under Armour, Inc.
Expiration: June 2016, Exercise Price: $40.00	1	70
		223
Total Options Written
(Premiums Received $527)		$861

(a)	100 shares per contract.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2016
				Unrealized
Termination				Appreciation
Date*	Security	Shares	Notional	(Depreciation)**	Counterparty
LONG EQUITY SWAP CONTRACTS
12/4/2017	BAE Systems	431	$3,211	$(204)	Morgan Stanley
12/4/2017	CRH plc	166	4,803	31	Morgan Stanley
1/22/2018	InterContinental
	Hotels Group plc	33	1,345	(26)	Morgan Stanley
3/12/2018	LVHM Moet Hennessy
	Louis Vuitton SE	22	3,783	(118)	Morgan Stanley
12/4/2017	Renault SA	65	5,796	476	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
12/4/2017	InterContinental
	Hotels Group plc	(66)	(2,651)	13	Morgan Stanley
				$172

plc – Public Limited Company
*	The equity swap contracts for difference is mark-to-market daily.
**	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Forward Currency Exchange Contracts* (Unaudited)
April 30, 2016

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	be Delivered	Value (USD)	be Received	Value (USD)	(Depreciation) (USD)**
5/31/16	39,358 CNY	$6,061	6,050 USD	$6,050	$(11)
		$6,061		$6,050	$(11)

CNY – Chinese Yuan Renminbi
USD – U.S. Dollar
*	Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of April 30, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2016

ASSETS:
Investments, at value (Cost 5,453,209)	$5,680,636
Cash	209,484
Cash held in foreign currency (Cost $1,732)	2,179
Receivable from brokers	1,077,357
Receivable for investments sold	670,866
Receivable for swap contracts	172
Receivable from Adviser expense reimbursement	62,386
Dividends and interest receivable	37,075
Prepaid expenses and other receivables	41,463
Total assets	7,781,618

LIABILITIES:
Securities sold short, at value (proceeds of $1,797,301)	1,860,012
Written option contracts, at value (premiums received $527)	861
Payable for forward currency exchange contracts	11
Payable for investments purchased	757,225
Payable to independent trustees	2,022
Dividends and interest payable	4,009
Accrued expenses and other liabilities	49,606
Total liabilities	2,673,746

NET ASSETS	$5,107,872

NET ASSETS CONSISTS OF:
Paid-in capital	$5,000,000
Accumulated net investment loss	(19,041)
Accumulated net realized loss on investments, securities sold short, written option contracts expired or closed, swap contracts, foreign currency
transactions and forward currency exchange contracts	(38,077)
Net unrealized appreciation (depreciation) on investments:
Investments	227,427
Securities sold short	(62,711)
Written option contracts	(334)
Swap contracts	172
Forward currency exchange contracts	(11)
Foreign currency translation	447
Net unrealized appreciation	164,990
Total net assets	$5,107,872

	Class I Shares	Class K Shares
Net assets	$2,553,410	$2,554,462
Shares issued and outstanding(1)	250,000	250,000
Net asset value and offering price per share(2)	$10.21	$10.22

(1)	Unlimited shares authorized without par value.
(2)	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations (Unaudited)
For the Period Inception Through April 30, 2016(1)

INVESTMENT INCOME:
Interest	$3,365
Dividend income on long positions (net of foreign withholding taxes of $354 respectively)	49,268
Total investment income	52,633

EXPENSES:
Custodian fees (See note 4)	43,461
Administration fees (See note 4)	36,610
Investment advisory fees (See note 3)	32,747
Fund accounting fees (See note 4)	25,399
Professional fees	22,699
Transfer agent fees (See note 4)	19,696
Compliance fees (See note 4)	5,317
Trustees’ fees	4,522
Reports to shareholders	3,863
Other	3,717
Federal and state registration fees	3,219
Dividends on securities sold short	16,105
Borrowing expense on securities sold short	10,542
227,897
Less: Expense reimbursement by Adviser	(156,223)
Net expenses	71,674

NET INVESTMENT LOSS	(19,041)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(1,813)
Securities sold short	(36,436)
Written option contracts expired or closed	1,356
Swap contracts	(1,462)
Forward currency exchange contracts	(311)
Foreign currency transactions	589
Net realized loss	(38,077)
Change in unrealized appreciation (depreciation) on:
Investments	227,427
Securities sold short	(62,711)
Written option contracts	(334)
Swap contracts	172
Forward currency exchange contracts	(11)
Foreign currency translations	447
Net unrealized appreciation	164,990
Net realized and unrealized gain (loss) on investments	126,913
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,872

(1)	Inception date of the Fund was December 1, 2015.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Changes in Net Assets

For the Period
Inception through
April 30, 2016(1)
(Unaudited)
OPERATIONS:
Net investment loss	$(19,041)
Net realized loss on investments, securities sold short,
written option contracts expired or closed, swap contracts,
foreign currency transactions and forward currency exchange contracts	(38,077)
Change in unrealized appreciation on investments,
securities sold short, written option contracts, swap contracts,
foreign currency translation and forward currency exchange contracts	164,990
Net increase in net assets resulting from operations	107,872

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	5,000,000

NET INCREASE IN NET ASSETS	5,107,872

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(19,041)	$5,107,872

(1)	Inception date of the Fund was December 1, 2015.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
Class I:	Shares	Amount
Issued	250,000	$2,500,000
Issued to holders in reinvestment of dividends	—	—
Redeemed	—	—
Net increase in Class I	250,000	$2,500,000
Class K:
Issued	250,000	$2,500,000
Issued to holders in reinvestment of dividends	—	—
Redeemed	—	—
Net increase in Class K	250,000	$2,500,000
Net increase in shares outstanding	500,000	$5,000,000

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

For the Period
Inception through
April 30, 2016(1)
(Unaudited)
Class I

PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.04)
Net realized and unrealized gain on investments	0.25
Total from investment operations	0.21
Net asset value, end of period	$10.21

TOTAL RETURN(4)	2.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2,553
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	11.13%
After expense reimbursement(5)	3.55%
Ratio of dividends on short positions and borrowing expense
on securities sold short to average net assets(5)	1.30%
Ratio of operating expense to average net assets excluding dividends
on short positions and borrowing expense on securities sold short(5)	2.25%
Ratio of net investment loss to average net assets:
Before expense reimbursement(5)	(8.56)%
After expense reimbursement(5)	(0.98)%
Portfolio turnover rate(4)(6)	144%

(1)	Inception date of the Fund was December 1, 2015.
(2)	For a Class I share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

For the Period
Inception through
April 30, 2016(1)
(Unaudited)
Class K

PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.04)
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.22
Net asset value, end of period	$10.22

TOTAL RETURN(4)	2.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2,554
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	11.13%
After expense reimbursement(5)	3.45%
Ratio of dividends on short positions and borrowing expense
on securities sold short to average net assets(5)	1.30%
Ratio of operating expense to average net assets excluding dividends
on short positions and borrowing expense on securities sold short(5)	2.15%
Ratio of net investment loss to average net assets:
Before expense reimbursement(5)	(8.56)%
After expense reimbursement(5)	(0.88)%
Portfolio turnover rate(4)(6)	144%

(1)	Inception date of the Fund was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited)
April 30, 2016

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The primary investment objective of the Fund is total return with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital loses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015.  Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses will be borne by the Adviser and the Fund will not incur expenses for organizational costs. The Adviser has paid certain offering costs and those offering costs are a payable accrual on the Fund’s Statement of Assets and Liabilities. Offering costs have been deferred and will be amortized over the first fiscal year on a straight-line basis.  The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.

The Fund currently offers four classes of shares, Class I, Class K, Class A and Class C.  As of April 30, 2016, Class A shares and Class C shares are not yet available. Class I shares and Class K shares have no front end sales load, no deferred sales charge, a 1.00% redemption fee, and no 12b-1 fee. Class I shares are subject up to a 0.10% shareholder servicing fee.  Class K shares are not subject to a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward Currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the Settlement Price on the exchange on which they principally traded.  Equity swap contract prices are determined by using the same methods used to price the underlying security.  These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.  As of April 30, 2016, the Fund did not have any fair valued securities.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2016:

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$2,332,121	$30,947	$—	$2,363,068
Long Exchange Traded Funds	3,309,589	—	—	3,309,589
Purchased Options	—	7,979	—	7,979
Swap Contracts**	—	172	—	172
	$5,641,710	$39,098	$—	$5,680,808

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Short*	$1,533,620	$30,521	$—	$1,564,141
Exchange Traded Funds Short	295,871	—	—	295,871
Written Options	—	861	—	861
Forward Currency Exchange Contracts**	—	11	—	11
	$1,829,491	$31,393	$—	$1,860,884

*	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
**	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Fund did not have any Level 3 investments during the period.  It is the Fund’s policy to record transfers at the end of the reporting period.  For the period ended April 30, 2016, there were no transfers between levels.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

The Fund’s written options contracts’, equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

F.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging proposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

G.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Refer to Note 2 A. for a pricing description.  Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

H. Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2016, the Fund entered into both long and short equity swap contracts.  A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).  The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.  Refer to Note 2 A. for a pricing description.  Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

I.  Foreign Securities and Currency Transactions – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

J.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

K.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

L.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

M.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Class I shares (See Note 6).  Trust Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

N.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

O.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Q.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.  For the period ended April 30, 2016, the Fund’s monthly average quantity and notional value are described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	67	$ 6,108
Written Option Contracts*	6	$ 392
Forward Currency Exchange Contracts	2	$ 12,086
Long Total Return Swap Contracts	3,795	$169,758

*   Refer to Note 8 for additional information on written option activity.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2016:

	Asset Derivatives
	Statements of Assets and
Derivatives	Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$7,979
Swap Contracts	Receivables	172
Total		$8,151

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$861
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	11
Total		$872

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2016:

		Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(1,078)	$1,356	$—	$(1,462)	$(1,184)
Foreign Exchange Contracts	—	—	(311)	—	(311)
Total	$(1,078)	$1,356	$(311)	$(1,462)	$(1,495)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
Equity Contracts	$(1,988)	$(334)	$—	$172	$(2,150)
Foreign Exchange Contracts	—	—	(11)	—	(11)
Total	$(1,988)	$(334)	$(11)	$172	$(2,161)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

3.  AGREEMENTS

The Trust has an agreement with the Weiss Multi-Strategy Advisers LLC (“Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.60% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25%, 2.15%, 2.50% 3.15%  of the Fund’s average daily net assets of the Fund’s Class I shares, Class K shares, Class A shares and Class C shares, respectively.  As of April 30, 2016, Class A shares and Class C shares are not yet available.  Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the three years after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is in effect through at least February 28, 2017, subject thereafter to termination at any time with 60 days written notice and approval by the Trust’s Board of Trustees through February 28, 2017.  Prior to February 28, 2017, this Operating Expense Limitation Agreement cannot be terminated.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2019	$156,223

4.  RELATED PARTY TRANSACTIONS

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended April 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended April 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At April 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$3,655,908
Gross unrealized appreciation	308,079
Gross unrealized depreciation	(143,363)
Net unrealized depreciation	$164,716

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended April 30, 2016.

6.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 0.75% of the C Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  As of April 30, 2016, Class A shares and Class C shares are not yet available.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10%, 0.25% and 0.10% of the average daily net assets in the A Class, C Class and I Class, respectively. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  As of April 30, 2016, Class A shares and Class C shares are not yet available.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2016, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$11,507,334	$6,068,371

8.  WRITTEN OPTION CONTRACTS*

The premium amount and the number of written option contracts during the period ended April 30, 2016 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 1, 2015	—	$—
Options written	78	4,711
Options closed	(46)	(2,924)
Options exercised	—	—
Options expired	(24)	(1,260)
Options outstanding at April 30, 2016	8	$527

*	Refer to Note 2 Q.

9.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2016

				Gross Amounts not
		Gross	Net Amounts	offset in the Statements
	Gross	Amounts	Presented	of Assets and Liabilities
	Amounts of	Offset in the	in the
	Recognized	Statements of	Statements		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts –
Morgan Stanley	$520	$348	$172	$—	$—	$172
	$520	$348	$172	$—	$—	$172

Liabilities:
Description
Written Option Contracts	$861	$—	$861	$—	$861	—
Swap Contracts –
Morgan Stanley	348	348	—	—	—	—
Forward Currency
Exchange Contracts	11	—	11	—	11	—
	$1,220	$348	$872	$—	$872	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2016, the Adviser owned 100% of the outstanding shares of the Fund.

11. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
April 30, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
April 30, 2016

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the members who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the investment advisory agreement for any new fund of the Trust.  In this regard, at in-person meetings held on September 15, 2015 and October 19, 2015 (collectively, the “Meeting”), the Board reviewed an investment advisory agreement (the “Advisory Agreement”) with Weiss Multi-Strategy Advisers LLC (“Weiss”) for the Weiss Alternative Balanced Risk Fund (the “Fund”).

At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Weiss and entering into the Advisory Agreement.  The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Weiss was guided by a detailed set of requests for information submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Fund’s administrator, in advance of the Meeting.  In considering and approving the Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the compensation payable to Weiss is reasonable.  The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Weiss under the Advisory Agreement.  This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund.  It also included information about Weiss’ plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board also met with representatives from Weiss.

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.  The Board further considered the compliance program and compliance record of Weiss.

Fund Performance and Expenses

The Board acknowledged that the Fund is newly formed and has no performance record. The Board considered simulated performance information from Weiss based on the investment strategies proposed for the Fund, including comparisons of such simulated performance to a  relevant benchmark index and peer funds selected by Weiss.  The Board noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various components, including contractual and/or estimated advisory fees, administrative fees, custodian and

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2016

other non-advisory fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these expense ratios in comparison to the median ratios of funds in an expense group (the “Expense Group”) and a supplemental expense group (the “Supplemental Expense Group”) that were derived from information provided by Morningstar, Inc. based on screening criteria applied by USBFS in consultation with Weiss.  The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in the Expense Group and Supplemental Expense Group.  The Board noted that the Fund’s net operating expense ratios were higher than the median ratios of the Fund’s Expense Group and Supplemental Expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the expense structure of the Fund supported the approval of the Advisory Agreement.

Investment Advisory Fee Rate

The Board reviewed and considered the contractual investment advisory fee rate that would be payable by the Fund to Weiss for investment advisory services (the “Advisory Agreement Rate”).  Among other information reviewed by the Board was a comparison of the Advisory Agreement Rate of the Fund with those of other funds in the Expense Group and Supplemental Expense Group.  The Board noted that the Advisory Agreement Rate of the Fund was higher than the median rate for the Expense Group and equal to the median rate for the Supplemental Expense Group.

The Board received and evaluated information about the nature and extent of responsibilities and duties that would be assumed by Weiss.  The Board also received and considered information about the nature and extent of services offered and fee rates charged by Weiss to other types of clients.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate was reasonable in light of the services to be covered by the Advisory Agreement.

Profitability

The Board acknowledged that there is no actual information about an adviser’s profitability earned from a new fund. The Board noted that it would have an opportunity to review profitability earned from the Fund in the context of future contract renewals.

Economies of Scale

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Weiss did not present the Board with information regarding the extent to which the economies of scale were expected to be realized as the assets of the Fund grow.  The Board also considered that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

Other Benefits to Weiss

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Weiss, as a result of its relationship with the Fund.  Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions.  Ancillary benefits could also include benefits

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2016

potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by Weiss were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement for an initial two-year term.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title)*                   /s/John Hedrick
John Hedrick, President

Date     July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/John Hedrick
John Hedrick, President

Date     July 7, 2016

By (Signature and Title)*                   /s/David Cox
David Cox, Treasurer

Date     July 7, 2016

* Print the name and title of each signing officer under his or her signature.